Contingent consideration - Summary of liabilities - contingent consideration (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021
Disclosure of contingent liabilities [line items]
Contingent consideration, current	$ 750	$ 759	$ 791
Contingent consideration, non-current	6,121	8,209	10,304
Contingent Consideration	6,871	8,968	$ 11,094	$ 11,094
Contingent consideration - paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, current	750
Contingent consideration, non-current	654	1,168
Contingent consideration – EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, current		759
Contingent consideration, non-current	$ 5,467	$ 7,041